T. ROWE PRICE Total Equity Market Index Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.6%
COMMUNICATION SERVICES  8.5%
Diversified Telecommunication Services  0.7%
AT&T  339,201 9,593
ATN International  7,701 156
GCI Liberty, Class A, EC (1)(2) 6,211 —
Globalstar (1) 12,485 261
Iridium Communications  21,263 581
Liberty Global, Class A (1) 9,307 107
Liberty Global, Class C (1) 10,107 121
Lumen Technologies (1) 78,409 307
Verizon Communications  194,883 8,840
19,966
Entertainment  1.4%
AMC Entertainment Holdings, Class A (1) 1,817 5
Electronic Arts  10,140 1,466
Liberty Media Corp-Liberty Formula One, Class A (1) 5,476 446
Liberty Media Corp-Liberty Formula One, Class C (1) 14,803 1,332
Live Nation Entertainment (1) 7,300 953
Madison Square Garden Sports (1) 1,033 201
Netflix (1) 21,997 20,513
Playtika Holding  34,200 177
ROBLOX, Class A (1) 22,110 1,289
Roku (1) 7,141 503
Sphere Entertainment (1) 6,533 214
Take-Two Interactive Software (1) 5,167 1,071
TKO Group Holdings  3,824 584
Walt Disney  86,523 8,540
Warner Bros Discovery (1) 100,896 1,083
Warner Music Group, Class A  10,663 334
38,711
Interactive Media & Services  5.5%
Alphabet, Class A  293,135 45,330
Alphabet, Class C  238,764 37,302
IAC (1) 4,312 198
Match Group  15,388 480
Meta Platforms, Class A  110,556 63,720
Pinterest, Class A (1) 44,275 1,373
Reddit, Class A (1) 5,158 541
Snap, Class A (1) 53,961 470
Vimeo (1) 42,108 222

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ziff Davis (1) 4,900 184
ZoomInfo Technologies (1) 19,500 195
150,015
Media  0.6%
AMC Networks, Class A (1) 22,825 157
Charter Communications, Class A (1) 5,264 1,940
Comcast, Class A  173,142 6,389
EchoStar, Class A (1) 11,626 297
Entravision Communications, Class A  32,400 68
Fox, Class A  10,506 595
Gray Media  45,900 198
Ibotta, Class A (1)(3) 4,604 194
Interpublic Group  14,039 381
Liberty Broadband, Class C (1) 9,531 811
New York Times, Class A  7,800 387
News, Class A  13,041 355
News, Class B  5,665 172
Nexstar Media Group  1,413 253
Omnicom Group  7,700 639
Paramount Global, Class B  41,994 502
Scholastic  10,500 198
TEGNA  21,400 390
Trade Desk, Class A (1) 20,832 1,140
15,066
Wireless Telecommunication Services  0.3%
Telephone & Data Systems  8,515 330
T-Mobile U.S.  23,834 6,357
United States Cellular (1) 3,196 221
6,908
Total Communication Services 230,666
CONSUMER DISCRETIONARY  10.3%
Automobile Components  0.1%
Aptiv (1) 13,200 785
Autoliv  7,700 681
BorgWarner  16,517 473
Fox Factory Holding (1) 2,600 61
Lear  1,400 124
Mobileye Global, Class A (1)(3) 7,360 106
Modine Manufacturing (1) 6,543 502
Phinia  5,803 246
QuantumScape (1)(3) 47,100 196
Standard Motor Products  5,700 142

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stoneridge (1) 25,600 118
Visteon (1) 3,600 279
XPEL (1) 3,100 91
3,804
Automobiles  1.5%
Ford Motor  157,752 1,583
General Motors  49,881 2,346
Rivian Automotive, Class A (1)(3) 44,353 552
Tesla (1) 138,533 35,902
Thor Industries  4,800 364
Winnebago Industries  4,499 155
40,902
Broadline Retail  3.4%
Amazon.com (1) 475,682 90,503
eBay  26,987 1,828
Etsy (1) 5,215 246
Kohl's  18,656 153
Ollie's Bargain Outlet Holdings (1) 4,699 547
93,277
Distributors  0.1%
Genuine Parts  5,800 691
LKQ  9,300 396
Pool  1,505 479
1,566
Diversified Consumer Services  0.1%
Adtalem Global Education (1) 3,000 302
Bright Horizons Family Solutions (1) 3,644 463
Duolingo (1) 2,944 914
Frontdoor (1) 8,450 325
H&R Block  8,652 475
Service Corp. International  10,807 867
Strategic Education  4,544 381
3,727
Hotels, Restaurants & Leisure  2.2%
Airbnb, Class A (1) 19,239 2,298
Aramark  9,000 311
Bloomin' Brands  9,500 68
Booking Holdings  1,734 7,988
Boyd Gaming  3,800 250
Brinker International (1) 4,550 678
Caesars Entertainment (1) 5,784 145

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carnival (1) 40,434 790
Cava Group (1) 5,274 456
Chipotle Mexican Grill (1) 74,517 3,741
Cracker Barrel Old Country Store (3) 3,424 133
Darden Restaurants  3,800 789
Domino's Pizza  2,533 1,164
DoorDash, Class A (1) 15,495 2,832
DraftKings, Class A (1) 31,555 1,048
Expedia Group  5,871 987
Flutter Entertainment (1) 7,194 1,594
Hilton Grand Vacations (1) 5,040 189
Hilton Worldwide Holdings  12,909 2,937
Jack in the Box  1,518 41
Las Vegas Sands  27,505 1,062
Light & Wonder (1) 2,700 234
Marriott International, Class A  12,841 3,059
Marriott Vacations Worldwide  2,386 153
McDonald's  37,733 11,787
MGM Resorts International (1) 10,417 309
Norwegian Cruise Line Holdings (1) 35,670 676
Papa John's International  3,500 144
Penn Entertainment (1) 9,484 155
Planet Fitness, Class A (1) 4,502 435
Royal Caribbean Cruises  12,600 2,589
Six Flags Entertainment  3,959 141
Starbucks  52,935 5,192
Sweetgreen, Class A (1) 13,511 338
Texas Roadhouse  4,539 756
Travel + Leisure  8,330 386
United Parks & Resorts (1) 4,800 218
Vail Resorts  2,131 341
Wendy's  17,675 259
Wingstop  3,349 755
Wyndham Hotels & Resorts  5,203 471
Wynn Resorts  7,004 585
Yum! Brands  12,250 1,928
60,412
Household Durables  0.4%
DR Horton  13,855 1,761
Ethan Allen Interiors  11,113 308
Garmin  5,657 1,228
Helen of Troy (1) 1,800 96
Hovnanian Enterprises, Class A (1) 1,943 204

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
iRobot (1) 20,900 56
La-Z-Boy  9,300 364
Leggett & Platt  12,800 101
Lennar, Class A  12,393 1,423
Mohawk Industries (1) 2,113 241
Newell Brands  17,554 109
NVR (1) 190 1,376
PulteGroup  12,239 1,258
Taylor Morrison Home (1) 14,919 896
Toll Brothers  8,038 849
TopBuild (1) 2,237 682
Tri Pointe Homes (1) 18,536 592
Whirlpool  2,822 254
11,798
Leisure Products  0.1%
Brunswick  7,200 388
Hasbro  6,700 412
Mattel (1) 24,300 472
Polaris  2,500 102
YETI Holdings (1) 4,600 152
1,526
Specialty Retail  2.1%
Advance Auto Parts  7,385 290
American Eagle Outfitters  8,947 104
AutoZone (1) 1,024 3,904
Bath & Body Works  25,839 783
Best Buy  7,845 577
Burlington Stores (1) 6,449 1,537
Carvana (1) 8,384 1,753
Dick's Sporting Goods  4,554 918
Five Below (1) 3,757 281
Floor & Decor Holdings, Class A (1) 7,799 628
Foot Locker (1) 3,003 42
GameStop, Class A (1) 8,800 196
Group 1 Automotive  700 267
Home Depot  50,695 18,579
Lithia Motors  1,300 382
Lowe's  29,818 6,954
Murphy USA  741 348
O'Reilly Automotive (1) 3,477 4,981
PetMed Express (1)(3) 49,700 208
RH (1) 1,100 258
Ross Stores  20,758 2,653

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sleep Number (1) 9,250 59
TJX  59,446 7,241
Tractor Supply  21,795 1,201
Ulta Beauty (1) 2,681 983
Upbound Group  9,052 217
Valvoline (1) 5,943 207
Victoria's Secret (1) 6,080 113
Wayfair, Class A (1)(3) 6,266 201
Williams-Sonoma  6,232 985
56,850
Textiles, Apparel & Luxury Goods  0.3%
Carter's  3,300 135
Columbia Sportswear  3,600 273
Crocs (1) 3,700 393
Deckers Outdoor (1) 8,208 918
Lululemon Athletica (1) 6,848 1,938
Movado Group  13,000 217
NIKE, Class B  52,220 3,315
Ralph Lauren  2,266 500
Skechers USA, Class A (1) 4,986 283
Tapestry  13,173 928
Unifi (1) 21,432 103
VF  15,007 233
9,236
Total Consumer Discretionary 283,098
CONSUMER STAPLES  5.7%
Beverages  1.1%
Boston Beer, Class A (1) 712 170
Brown-Forman, Class B  4,730 161
Celsius Holdings (1) 10,056 358
Coca-Cola  205,354 14,707
Coca-Cola Consolidated  350 473
Constellation Brands, Class A  7,819 1,435
Keurig Dr Pepper  70,112 2,399
Monster Beverage (1) 32,907 1,926
PepsiCo  64,080 9,608
31,237
Consumer Staples Distribution & Retail  2.0%
BJ's Wholesale Club Holdings (1) 7,600 867
Casey's General Stores  1,686 732
Chefs' Warehouse (1) 7,700 419
Costco Wholesale  21,581 20,411

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dollar General  14,559 1,280
Dollar Tree (1) 13,257 995
Kroger  25,139 1,702
Performance Food Group (1) 3,769 297
PriceSmart  4,549 400
Sprouts Farmers Market (1) 6,839 1,044
Sysco  23,137 1,736
Target  23,379 2,440
U.S. Foods Holding (1) 13,655 894
United Natural Foods (1) 9,900 271
Walgreens Boots Alliance  32,874 367
Walmart  222,329 19,518
53,373
Food Products  0.7%
Archer-Daniels-Midland  21,372 1,026
Bunge Global  5,771 441
Conagra Brands  40,884 1,090
Darling Ingredients (1) 16,200 506
Flowers Foods  27,273 518
Fresh Del Monte Produce  15,400 475
General Mills  20,971 1,254
Hershey  2,442 418
Hormel Foods  23,100 715
Ingredion  2,302 311
J M Smucker  3,971 470
John B. Sanfilippo & Son  5,200 368
Kellanova  2,447 202
Kraft Heinz  43,553 1,325
Lamb Weston Holdings  12,472 665
McCormick  12,833 1,056
Mondelez International, Class A  71,275 4,836
Post Holdings (1) 2,320 270
Simply Good Foods (1) 7,018 242
Tootsie Roll Industries (3) 11,075 349
TreeHouse Foods (1) 3,428 93
Tyson Foods, Class A  12,976 828
Vital Farms (1) 8,454 258
17,716
Household Products  1.1%
Church & Dwight  3,939 434
Clorox  7,297 1,074
Colgate-Palmolive  46,532 4,360
Energizer Holdings  4,298 129

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kimberly-Clark  20,482 2,913
Procter & Gamble  118,623 20,216
Spectrum Brands Holdings  900 64
29,190
Personal Care Products  0.2%
BellRing Brands (1) 5,655 421
Edgewell Personal Care  4,448 139
elf Beauty (1) 5,050 317
Estee Lauder, Class A  11,246 742
Herbalife (1) 20,600 178
Kenvue  121,653 2,917
4,714
Tobacco  0.6%
Altria Group  69,297 4,159
Philip Morris International  82,323 13,067
17,226
Total Consumer Staples 153,456
ENERGY  3.7%
Energy Equipment & Services  0.4%
Aris Water Solutions, Class A  9,600 307
Atlas Energy Solutions (3) 12,507 223
Baker Hughes  59,176 2,601
Expro Group Holdings (1) 26,642 265
Halliburton  33,327 845
Helmerich & Payne  8,569 224
Kodiak Gas Services  13,618 508
Noble  15,602 370
NOV  9,383 143
Oceaneering International (1) 6,153 134
Schlumberger  82,321 3,441
TechnipFMC  49,801 1,578
Tidewater (1) 3,520 149
Weatherford International  7,858 421
11,209
Oil, Gas & Consumable Fuels  3.3%
Cheniere Energy  7,232 1,673
Chevron  85,151 14,245
Chord Energy  436 49
Civitas Resources  5,422 189
CNX Resources (1) 10,600 334
ConocoPhillips  68,744 7,220

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Coterra Energy  5,830 169
Devon Energy  35,333 1,321
Diamondback Energy  10,819 1,730
Dorian LPG  8,030 179
EOG Resources  29,890 3,833
EQT  33,356 1,782
Expand Energy  18,076 2,012
Exxon Mobil  217,959 25,922
Hess  13,855 2,213
International Seaways  1,400 46
Kinder Morgan  104,173 2,972
Magnolia Oil & Gas, Class A  18,431 466
Marathon Petroleum  19,191 2,796
Matador Resources  5,460 279
Murphy Oil  13,543 385
Occidental Petroleum  24,766 1,222
ONEOK  28,310 2,809
Ovintiv  19,923 853
Par Pacific Holdings (1) 13,687 195
PBF Energy, Class A  4,800 92
Peabody Energy  4,100 56
Permian Resources  50,096 694
Phillips 66  20,872 2,577
Range Resources  19,946 796
SM Energy  7,152 214
Targa Resources  13,244 2,655
Texas Pacific Land  765 1,014
Valero Energy  17,735 2,342
Viper Energy  10,325 466
Williams  64,032 3,827
World Kinect  7,700 218
89,845
Total Energy 101,054
FINANCIALS  15.1%
Banks  3.8%
1st Source  6,568 393
Ameris Bancorp  5,753 331
Bank of America  349,423 14,581
Bank of Hawaii (3) 6,288 434
Bank OZK  6,200 269
BankUnited  13,400 462
Berkshire Hills Bancorp  11,700 305
Cadence Bank  8,900 270

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capitol Federal Financial  33,700 189
Citigroup  105,218 7,469
Citizens Financial Group  23,521 964
Comerica  9,516 562
Cullen/Frost Bankers  4,260 533
Customers Bancorp (1) 5,400 271
CVB Financial  15,739 291
East West Bancorp  9,828 882
Fifth Third Bancorp  49,543 1,942
First BanCorp Puerto Rico  38,184 732
First Citizens BancShares, Class A  519 962
First Financial Bancorp  13,370 334
First Merchants  10,330 418
Flagstar Financial  18,057 210
Flushing Financial  23,950 304
Fulton Financial  19,774 358
Glacier Bancorp  7,700 340
Hancock Whitney  4,482 235
Home BancShares  16,400 464
Huntington Bancshares  114,612 1,720
JPMorgan Chase  138,634 34,007
KeyCorp  64,015 1,024
M&T Bank  6,222 1,112
Metropolitan Bank Holding (1) 7,681 430
National Bank Holdings, Class A  10,200 390
NBT Bancorp  9,400 403
Northfield Bancorp  27,300 298
OFG Bancorp  5,686 228
Old National Bancorp  19,280 409
Pacific Premier Bancorp  18,300 390
Park National  3,715 562
Peoples Bancorp  13,197 391
Pinnacle Financial Partners  3,300 350
PNC Financial Services Group  16,269 2,860
Popular  11,960 1,105
Prosperity Bancshares  3,400 243
Regions Financial  50,445 1,096
Renasant  5,175 176
Seacoast Banking  12,900 332
SouthState  3,888 361
Synovus Financial  5,828 272
Towne Bank  14,400 492
Truist Financial  56,125 2,310

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Bancorp  66,385 2,803
UMB Financial  2,896 293
United Bankshares  10,000 347
WaFd  4,342 124
Webster Financial  14,696 758
Wells Fargo  169,328 12,156
WesBanco  14,800 458
Western Alliance Bancorp  14,141 1,086
WSFS Financial  7,000 363
Zions Bancorp  8,501 424
104,278
Capital Markets  3.3%
Affiliated Managers Group  1,300 218
Ameriprise Financial  4,146 2,007
Ares Management, Class A  11,996 1,759
Artisan Partners Asset Management, Class A  6,600 258
Bank of New York Mellon  43,150 3,619
BGC Group, Class A  33,996 312
Blackrock  6,606 6,253
Blackstone  33,533 4,687
Blue Owl Capital  16,917 339
Cboe Global Markets  7,642 1,729
Charles Schwab  90,798 7,108
CME Group  19,448 5,159
Coinbase Global, Class A (1) 10,270 1,769
Donnelley Financial Solutions (1) 7,925 346
Evercore, Class A  2,577 515
FactSet Research Systems  1,720 782
Franklin Resources  8,000 154
Goldman Sachs Group  14,555 7,951
Interactive Brokers Group, Class A  5,458 904
Intercontinental Exchange  32,013 5,522
Invesco  24,200 367
Janus Henderson Group  9,941 359
Jefferies Financial Group  11,000 589
KKR  36,389 4,207
Lazard  19,532 846
LPL Financial Holdings  2,941 962
MarketAxess Holdings  2,138 463
Moody's  7,159 3,334
Morgan Stanley  58,880 6,870
Morningstar  1,746 524
MSCI  3,617 2,045

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nasdaq  14,110 1,070
Northern Trust  9,768 964
Open Lending (1) 20,600 57
Raymond James Financial  8,665 1,204
Robinhood Markets, Class A (1) 35,494 1,477
S&P Global  16,056 8,158
SEI Investments  4,700 365
State Street  19,682 1,762
StepStone Group, Class A  13,763 719
StoneX Group (1) 6,591 503
TPG  15,089 716
Tradeweb Markets, Class A  11,009 1,634
Virtus Investment Partners  2,975 513
91,099
Consumer Finance  0.6%
Ally Financial  15,718 573
American Express  25,670 6,907
Bread Financial Holdings  4,204 211
Capital One Financial  15,313 2,746
Discover Financial Services  11,077 1,891
LendingClub (1) 13,800 142
Navient  15,900 201
OneMain Holdings  14,344 701
SLM  21,052 618
SoFi Technologies (1) 52,200 607
Synchrony Financial  28,171 1,491
16,088
Financial Services  4.8%
Affirm Holdings (1) 12,500 565
Apollo Global Management  25,588 3,504
Berkshire Hathaway, Class B (1) 90,843 48,381
Block (1) 32,060 1,742
Corebridge Financial  21,137 667
Corpay (1) 5,590 1,949
Equitable Holdings  26,566 1,384
Euronet Worldwide (1) 2,274 243
Fidelity National Information Services  23,135 1,728
Fiserv (1) 31,776 7,017
Global Payments  16,637 1,629
Jack Henry & Associates  3,451 630
Mastercard, Class A  41,854 22,941
Mr. Cooper Group (1) 7,828 936
Payoneer Global (1) 93,122 681

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PayPal Holdings (1) 46,911 3,061
PennyMac Financial Services  2,937 294
Remitly Global (1) 22,470 468
Shift4 Payments, Class A (1)(3) 4,368 357
Toast, Class A (1) 7,230 240
Visa, Class A  87,894 30,803
Voya Financial  11,661 790
Western Union  36,989 391
WEX (1) 1,030 162
130,563
Insurance  2.5%
Aflac  24,052 2,674
Allstate  16,444 3,405
American Financial Group  6,350 834
American International Group  18,849 1,639
Aon, Class A  8,888 3,547
Arch Capital Group  14,433 1,388
Arthur J Gallagher  12,751 4,402
Assurant  3,500 734
Axis Capital Holdings  9,100 912
Brown & Brown  7,939 988
Chubb  20,881 6,306
Cincinnati Financial  6,967 1,029
Erie Indemnity, Class A  1,800 754
Everest Group  2,000 727
Fidelity National Financial  15,596 1,015
First American Financial  8,285 544
Genworth Financial (1) 71,300 505
Globe Life  3,573 471
Hanover Insurance Group  4,737 824
Hartford Insurance Group  21,417 2,650
Horace Mann Educators  10,005 427
Kemper  5,500 368
Markel Group (1) 420 785
Marsh & McLennan  26,579 6,486
MBIA (1)(3) 32,600 162
MetLife  39,412 3,164
Old Republic International  13,187 517
Palomar Holdings (1) 2,853 391
Principal Financial Group  11,100 936
Progressive  27,407 7,756
Prudential Financial  14,700 1,642
Reinsurance Group of America  3,187 628

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RenaissanceRe Holdings  4,919 1,181
Skyward Specialty Insurance Group (1) 5,326 282
Travelers  11,598 3,067
TWFG (1) 11,051 342
United Fire Group  19,000 560
Unum Group  7,364 600
W R Berkley  12,757 908
Willis Towers Watson  4,775 1,614
67,164
Mortgage Real Estate Investment Trusts  0.1%
AG Mortgage Investment Trust, REIT  34,500 252
Annaly Capital Management, REIT  19,302 392
Ares Commercial Real Estate, REIT (3) 29,900 138
Chimera Investment, REIT  15,166 195
Franklin BSP Realty Trust, REIT  18,840 240
Granite Point Mortgage Trust, REIT (3) 25,800 67
New York Mortgage Trust, REIT  23,275 151
Redwood Trust, REIT  25,700 156
Rithm Capital, REIT  47,960 549
Starwood Property Trust, REIT  9,800 194
TPG RE Finance Trust, REIT  28,900 236
Two Harbors Investment, REIT  16,575 221
2,791
Total Financials 411,983
HEALTH CARE  11.3%
Biotechnology  2.3%
AbbVie  84,251 17,652
ACADIA Pharmaceuticals (1) 27,331 454
Akero Therapeutics (1) 15,107 612
Alkermes (1) 23,166 765
Alnylam Pharmaceuticals (1) 6,345 1,713
Amgen  25,288 7,878
Apellis Pharmaceuticals (1) 5,800 127
Apogee Therapeutics (1) 7,761 290
Arcturus Therapeutics Holdings (1)(3) 5,522 59
Avidity Biosciences (1) 23,700 700
Beam Therapeutics (1) 14,401 281
Biogen (1) 10,226 1,399
Biohaven (1) 8,296 199
BioMarin Pharmaceutical (1) 4,569 323
Blueprint Medicines (1) 6,733 596
Celldex Therapeutics (1) 8,113 147

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Crinetics Pharmaceuticals (1) 6,543 219
Dynavax Technologies (1) 11,700 152
Exact Sciences (1) 10,849 470
Gilead Sciences  64,441 7,221
GRAIL (1)(3) 5,338 136
Ideaya Biosciences (1) 12,089 198
Incyte (1) 8,900 539
Insmed (1) 15,970 1,218
Ionis Pharmaceuticals (1) 16,194 489
Kymera Therapeutics (1) 5,336 146
Madrigal Pharmaceuticals (1) 1,522 504
Moderna (1) 19,436 551
Mural Oncology (1) 17,210 22
Natera (1) 10,319 1,459
Neurocrine Biosciences (1) 8,720 964
Nurix Therapeutics (1) 22,814 271
Nuvalent, Class A (1) 3,804 270
Praxis Precision Medicines (1) 5,333 202
Prothena (1) 13,736 170
Regeneron Pharmaceuticals  5,580 3,539
Replimune Group (1) 23,321 227
Revolution Medicines (1) 21,828 772
Sarepta Therapeutics (1) 4,532 289
Scholar Rock Holding (1) 10,142 326
Soleno Therapeutics (1) 6,408 458
SpringWorks Therapeutics (1) 8,318 367
Spyre Therapeutics (1) 6,023 97
Stoke Therapeutics (1)(3) 14,400 96
Tenaya Therapeutics (1) 31,453 18
Ultragenyx Pharmaceutical (1) 9,700 351
United Therapeutics (1) 2,335 720
Vaxcyte (1) 9,766 369
Vera Therapeutics (1) 6,314 152
Vertex Pharmaceuticals (1) 12,498 6,059
Vir Biotechnology (1) 35,350 229
Xencor (1) 24,029 256
62,721
Health Care Equipment & Supplies  2.4%
Abbott Laboratories  80,776 10,715
Align Technology (1) 3,104 493
Baxter International  29,219 1,000
Becton Dickinson & Company  15,718 3,600
Boston Scientific (1) 74,534 7,519

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cooper (1) 11,638 982
DENTSPLY SIRONA  21,219 317
Dexcom (1) 18,955 1,294
Edwards Lifesciences (1) 25,121 1,821
Embecta  13,600 173
Envista Holdings (1) 12,877 222
GE HealthCare Technologies  16,706 1,348
Globus Medical, Class A (1) 5,391 395
Haemonetics (1) 4,888 311
Hologic (1) 4,747 293
ICU Medical (1) 2,029 282
IDEXX Laboratories (1) 4,151 1,743
Inspire Medical Systems (1) 2,235 356
Insulet (1) 3,458 908
Intuitive Surgical (1) 18,627 9,225
Lantheus Holdings (1) 5,170 505
Masimo (1) 2,530 421
Medtronic  67,573 6,072
Merit Medical Systems (1) 3,443 364
Nevro (1) 65,500 383
Novocure (1) 14,200 253
Omnicell (1) 8,500 297
Penumbra (1) 3,753 1,004
QuidelOrtho (1) 3,437 120
ResMed  8,316 1,862
Solventum (1) 6,139 467
STERIS  4,795 1,087
Stryker  18,201 6,775
Teleflex  4,057 561
Zimmer Biomet Holdings  12,087 1,368
64,536
Health Care Providers & Services  2.4%
Acadia Healthcare (1) 6,379 193
agilon health (1) 56,453 244
Alignment Healthcare (1) 15,773 294
AMN Healthcare Services (1) 4,652 114
BrightSpring Health Services (1)(3) 10,348 187
Cardinal Health  12,366 1,704
Cencora  11,482 3,193
Centene (1) 19,407 1,178
Cigna Group  15,093 4,966
Concentra Group Holdings Parent  17,057 370
CorVel (1) 2,750 308

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CVS Health  57,670 3,907
DaVita (1) 1,598 244
Elevance Health  12,355 5,374
Encompass Health  8,097 820
Ensign Group  3,917 507
Guardant Health (1) 10,800 460
HCA Healthcare  10,186 3,520
Henry Schein (1) 5,999 411
Humana  4,369 1,156
Labcorp Holdings  2,228 519
McKesson  7,472 5,029
Molina Healthcare (1) 3,743 1,233
OPKO Health (1)(3) 124,700 207
Option Care Health (1) 8,796 307
Oscar Health, Class A (1) 22,831 299
Quest Diagnostics  7,602 1,286
Select Medical Holdings  21,138 353
Surgery Partners (1) 12,333 293
Tenet Healthcare (1) 6,872 924
UnitedHealth Group  47,007 24,620
Universal Health Services, Class B  1,319 248
64,468
Health Care Technology  0.1%
Phreesia (1) 8,629 221
Teladoc Health (1) 26,248 209
Veeva Systems, Class A (1) 7,784 1,803
2,233
Life Sciences Tools & Services  1.0%
10X Genomics, Class A (1) 21,228 185
Agilent Technologies  17,629 2,062
Avantor (1) 35,338 573
Bio-Rad Laboratories, Class A (1) 1,100 268
Bio-Techne  9,863 578
Charles River Laboratories International (1) 3,554 535
CryoPort (1)(3) 25,300 154
Danaher  35,063 7,188
Fortrea Holdings (1) 5,395 41
Illumina (1) 8,043 638
IQVIA Holdings (1) 6,955 1,226
Mettler-Toledo International (1) 1,260 1,488
Omniab, Earn Out Shares $12.50 (1) 722 —
Omniab, Earn Out Shares $15.00 (1) 722 —
Repligen (1) 5,465 696

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Revvity  7,354 778
Thermo Fisher Scientific  19,847 9,876
Waters (1) 1,284 473
West Pharmaceutical Services  4,155 930
27,689
Pharmaceuticals  3.1%
Amneal Pharmaceuticals (1) 25,600 215
Arvinas (1) 10,400 73
Axsome Therapeutics (1) 3,000 350
Bristol-Myers Squibb  95,054 5,797
Elanco Animal Health (1) 49,101 516
Eli Lilly  40,207 33,207
Intra-Cellular Therapies (1) 5,200 686
Jazz Pharmaceuticals (1) 2,844 353
Johnson & Johnson  116,211 19,272
Ligand Pharmaceuticals (1) 1,904 200
Merck  123,940 11,125
Organon  19,423 289
Perrigo  7,998 224
Pfizer  264,586 6,705
Prestige Consumer Healthcare (1) 4,483 385
Royalty Pharma, Class A  13,819 430
Theravance Biopharma (1) 24,071 215
Viatris  96,505 841
Zoetis  21,846 3,597
84,480
Total Health Care 306,127
INDUSTRIALS & BUSINESS SERVICES  9.6%
Aerospace & Defense  2.0%
Axon Enterprise (1) 3,300 1,736
Boeing (1) 39,436 6,726
BWX Technologies  5,038 497
General Dynamics  12,994 3,542
General Electric  56,261 11,261
HEICO, Class A  4,276 902
Hexcel  7,504 411
Howmet Aerospace  24,942 3,236
Huntington Ingalls Industries  2,831 578
Kratos Defense & Security Solutions (1) 18,817 559
L3Harris Technologies  11,763 2,462
Lockheed Martin  9,659 4,315
Northrop Grumman  7,588 3,885

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RTX  62,974 8,341
Spirit AeroSystems Holdings, Class A (1) 14,046 484
Textron  14,458 1,044
TransDigm Group  2,928 4,050
Triumph Group (1) 22,400 567
Woodward  2,800 511
55,107
Air Freight & Logistics  0.3%
CH Robinson Worldwide  7,146 732
Expeditors International of Washington  4,194 504
FedEx  12,645 3,082
GXO Logistics (1) 6,500 254
United Parcel Service, Class B  30,209 3,323
7,895
Building Products  0.6%
A.O. Smith  9,430 616
AAON  4,604 360
Allegion  4,236 553
AZEK (1) 10,151 496
AZZ  5,464 457
Builders FirstSource (1) 5,318 664
Carlisle  2,600 885
Carrier Global  43,839 2,779
Fortune Brands Innovations  7,600 463
Gibraltar Industries (1) 5,500 323
Johnson Controls International  32,118 2,573
Lennox International  1,137 638
Masco  12,917 898
Owens Corning  6,565 938
Trane Technologies  11,723 3,950
Trex (1) 9,228 536
17,129
Commercial Services & Supplies  0.7%
ACCO Brands  61,567 258
Brady, Class A  6,500 459
BrightView Holdings (1) 15,000 193
Cintas  13,175 2,708
Clean Harbors (1) 3,206 632
Copart (1) 50,294 2,846
CoreCivic (1) 20,698 420
Ennis  18,900 380
Enviri (1) 47,600 316

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MillerKnoll  16,400 314
MSA Safety  1,422 209
Pitney Bowes  44,000 398
RB Global  6,500 652
Republic Services  11,346 2,748
Rollins  11,625 628
Steelcase, Class A  30,300 332
Tetra Tech  9,725 284
UniFirst  1,422 247
Veralto  11,081 1,080
Vestis  4,566 45
VSE  2,500 300
Waste Management  14,342 3,320
18,769
Construction & Engineering  0.3%
AECOM  6,652 617
API Group (1) 17,449 624
Arcosa  5,500 424
Bowman Consulting Group (1) 8,700 190
Comfort Systems USA  1,981 638
Dycom Industries (1) 3,800 579
EMCOR Group  2,988 1,104
Fluor (1) 15,158 543
Granite Construction  8,167 616
MasTec (1) 3,450 403
Quanta Services  7,674 1,951
WillScot Holdings  17,933 498
8,187
Electrical Equipment  0.8%
AMETEK  14,232 2,450
Atkore  3,329 200
Beam Global (1) 19,600 40
Eaton  18,225 4,954
Emerson Electric  25,070 2,749
GE Vernova  12,122 3,701
GrafTech International (1) 95,600 83
Hubbell  4,299 1,422
nVent Electric  11,046 579
Regal Rexnord  4,055 462
Rockwell Automation  6,987 1,805
Sensata Technologies Holding  14,832 360
Sunrun (1)(3) 17,966 105
Thermon Group Holdings (1) 10,400 290

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vertiv Holdings, Class A  14,221 1,027
Vicor (1) 4,500 210
20,437
Ground Transportation  0.9%
Avis Budget Group (1)(3) 2,079 158
CSX  117,628 3,462
JB Hunt Transport Services  4,864 720
Landstar System  3,177 477
Lyft, Class A (1) 20,931 248
Norfolk Southern  13,279 3,145
Old Dominion Freight Line  10,776 1,783
Saia (1) 2,584 903
Uber Technologies (1) 104,417 7,608
Union Pacific  27,684 6,540
Werner Enterprises  6,275 184
25,228
Industrial Conglomerates  0.5%
3M  29,357 4,312
Honeywell International  31,409 6,651
Roper Technologies  5,696 3,358
14,321
Machinery  1.8%
AGCO  6,389 591
Alamo Group  2,740 488
Atmus Filtration Technologies  8,225 302
Caterpillar  23,443 7,732
Chart Industries (1) 1,835 265
Cummins  8,615 2,700
Deere  14,105 6,620
Dover  7,692 1,351
Enpro  2,768 448
Esab  8,229 959
ESCO Technologies  3,357 534
Flowserve  9,531 466
Fortive  20,735 1,517
Graco  6,061 506
Helios Technologies  4,900 157
IDEX  5,706 1,033
Illinois Tool Works  11,130 2,760
Ingersoll Rand  24,293 1,944
ITT  5,400 698
JBT Marel  5,509 673

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lincoln Electric Holdings  2,900 549
Middleby (1) 5,155 783
Mueller Water Products, Class A  27,380 696
Nordson  2,800 565
Otis Worldwide  13,623 1,406
PACCAR  19,878 1,936
Parker-Hannifin  5,510 3,349
RBC Bearings (1) 3,636 1,170
Snap-on  2,636 888
Stanley Black & Decker  16,903 1,300
Terex  6,100 230
Timken  5,100 367
Toro  9,000 655
Watts Water Technologies, Class A  3,200 653
Westinghouse Air Brake Technologies  5,988 1,086
Xylem  10,934 1,306
48,683
Marine Transportation  0.0%
Matson  4,400 564
Pangaea Logistics Solutions  17,500 83
647
Passenger Airlines  0.2%
Alaska Air Group (1) 7,700 379
Allegiant Travel  4,700 243
American Airlines Group (1) 17,286 182
Delta Air Lines  23,198 1,012
JetBlue Airways (1)(3) 42,800 206
Southwest Airlines  39,426 1,324
United Airlines Holdings (1) 13,546 935
4,281
Professional Services  1.0%
Amentum Holdings (1) 3,700 67
Automatic Data Processing  18,975 5,797
Barrett Business Services  10,400 428
Booz Allen Hamilton Holding  8,179 855
Broadridge Financial Solutions  8,645 2,096
CACI International, Class A (1) 1,317 483
Clarivate (1) 44,275 174
Dayforce (1) 12,670 739
Equifax  7,158 1,743
First Advantage (1) 18,281 258
Forrester Research (1) 16,481 152

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Franklin Covey (1) 7,200 199
FTI Consulting (1) 2,560 420
Genpact  5,000 252
Huron Consulting Group (1) 3,772 541
Insperity  4,400 393
Jacobs Solutions  3,700 447
Korn Ferry  7,000 475
Leidos Holdings  8,719 1,177
ManpowerGroup  2,900 168
Mastech Digital (1) 18,002 184
Maximus  3,800 259
Parsons (1) 2,600 154
Paychex  12,423 1,917
Paycom Software  1,622 354
Paylocity Holding (1) 3,152 591
Science Applications International  2,334 262
SS&C Technologies Holdings  14,472 1,209
TransUnion  14,701 1,220
TrueBlue (1) 17,600 94
Upwork (1) 21,162 276
Verisk Analytics  7,668 2,282
Verra Mobility (1) 18,476 416
26,082
Trading Companies & Distributors  0.5%
Air Lease  8,987 434
Beacon Roofing Supply (1) 3,137 388
Boise Cascade  2,976 292
Core & Main, Class A (1) 7,691 372
DNOW (1) 22,030 376
Fastenal  32,925 2,553
Ferguson Enterprises  13,523 2,167
FTAI Aviation  6,477 719
GATX  2,700 419
GMS (1) 7,143 523
McGrath RentCorp  3,600 401
MSC Industrial Direct, Class A  6,200 482
SiteOne Landscape Supply (1) 6,576 799
United Rentals  2,609 1,635
Watsco  2,025 1,029
WW Grainger  1,606 1,586
Xometry, Class A (1)(3) 9,000 224
14,399
Total Industrials & Business Services 261,165

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  27.8%
Communications Equipment  0.8%
ADTRAN Holdings (1) 38,700 337
Arista Networks (1) 53,484 4,144
Ciena (1) 12,692 767
Cisco Systems  187,633 11,579
Extreme Networks (1) 15,033 199
F5 (1) 2,000 533
Juniper Networks  13,580 491
Lumentum Holdings (1) 5,248 327
Motorola Solutions  7,926 3,470
Ubiquiti  700 217
Viasat (1) 18,400 192
22,256
Electronic Equipment, Instruments & Components  0.8%
Amphenol, Class A  64,074 4,203
Arrow Electronics (1) 2,700 280
Belden  4,158 417
CDW  5,500 881
Cognex  15,422 460
Coherent (1) 8,004 520
Corning  50,634 2,318
FARO Technologies (1) 14,900 407
Flex (1) 31,009 1,026
Insight Enterprises (1) 2,150 322
IPG Photonics (1) 3,700 234
Jabil  4,822 656
Keysight Technologies (1) 11,187 1,675
Knowles (1) 24,200 368
Littelfuse  1,900 374
MicroVision (1)(3) 162,300 201
Napco Security Technologies  5,414 125
Novanta (1) 2,964 379
Sanmina (1) 4,702 358
TE Connectivity  18,776 2,653
Teledyne Technologies (1) 3,728 1,855
Trimble (1) 11,280 740
TTM Technologies (1) 9,200 189
Vishay Intertechnology (3) 13,620 217
Vontier  8,300 273
Zebra Technologies, Class A (1) 3,744 1,058
22,189

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services  1.3%
Accenture, Class A  33,256 10,377
Akamai Technologies (1) 4,600 370
Cloudflare, Class A (1) 15,100 1,702
Cognizant Technology Solutions, Class A  21,400 1,637
DXC Technology (1) 13,700 234
EPAM Systems (1) 3,347 565
Fastly, Class A (1) 23,876 151
Gartner (1) 3,144 1,320
GoDaddy, Class A (1) 11,455 2,063
International Business Machines  44,756 11,129
Kyndryl Holdings (1) 13,205 415
MongoDB (1) 734 129
Okta (1) 7,659 806
Snowflake, Class A (1) 16,122 2,356
Twilio, Class A (1) 8,386 821
VeriSign (1) 1,979 502
34,577
Semiconductors & Semiconductor Equipment  9.0%
Advanced Micro Devices (1) 81,557 8,379
Analog Devices  26,825 5,410
Applied Materials  41,835 6,071
Broadcom  237,114 39,700
Cirrus Logic (1) 3,287 327
Diodes (1) 6,440 278
Enphase Energy (1) 6,120 380
Entegris  11,716 1,025
First Solar (1) 5,394 682
Intel  209,715 4,763
KLA  5,378 3,656
Kulicke & Soffa Industries  5,197 171
Lam Research  59,800 4,347
Lattice Semiconductor (1) 10,200 535
MACOM Technology Solutions Holdings (1) 5,127 515
Marvell Technology  49,876 3,071
Microchip Technology  27,819 1,347
Micron Technology  59,319 5,154
MKS Instruments  8,672 695
Monolithic Power Systems  3,117 1,808
NVIDIA  1,230,072 133,315
NXP Semiconductors  14,488 2,754
ON Semiconductor (1) 27,236 1,108
Onto Innovation (1) 2,417 293

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Power Integrations  5,700 288
Qorvo (1) 1,652 120
QUALCOMM  58,969 9,058
Rambus (1) 16,120 835
Skyworks Solutions  7,417 479
Teradyne  8,628 713
Texas Instruments  42,663 7,666
244,943
Software  9.5%
A10 Networks  13,562 222
Adobe (1) 21,455 8,229
ANSYS (1) 4,341 1,374
Appfolio, Class A (1) 1,895 417
AppLovin, Class A (1) 12,142 3,217
Asana, Class A (1) 15,713 229
Atlassian, Class A (1) 7,957 1,689
Aurora Innovation (1) 51,379 345
Autodesk (1) 8,292 2,171
BILL Holdings (1) 5,700 262
Braze, Class A (1) 12,104 437
Cadence Design Systems (1) 14,987 3,812
CCC Intelligent Solutions Holdings (1) 46,225 417
Cerence (1) 24,037 190
Clearwater Analytics Holdings, Class A (1) 9,979 267
Commvault Systems (1) 3,000 473
Confluent, Class A (1) 22,217 521
Consensus Cloud Solutions (1) 12,000 277
Crowdstrike Holdings, Class A (1) 11,253 3,968
Datadog, Class A (1) 16,842 1,671
Digital Turbine (1) 59,000 160
Docusign (1) 12,077 983
Dolby Laboratories, Class A  5,000 401
Dynatrace (1) 16,616 783
Fair Isaac (1) 1,480 2,729
Five9 (1) 7,669 208
Fortinet (1) 34,953 3,365
Gen Digital  32,434 861
Guidewire Software (1) 3,598 674
HubSpot (1) 3,709 2,119
Informatica, Class A (1) 5,778 101
InterDigital  1,500 310
Intuit  13,532 8,308
Manhattan Associates (1) 3,293 570

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Microsoft  374,359 140,531
MicroStrategy, Class A (1) 9,700 2,796
Nutanix, Class A (1) 22,777 1,590
Oracle  83,976 11,741
PagerDuty (1) 15,146 277
Palantir Technologies, Class A (1) 98,009 8,272
Palo Alto Networks (1) 35,460 6,051
Procore Technologies (1) 6,610 436
PTC (1) 8,904 1,380
RingCentral, Class A (1) 5,181 128
Riot Platforms (1)(3) 19,893 142
Salesforce  47,622 12,780
Samsara, Class A (1) 27,530 1,055
ServiceNow (1) 10,956 8,722
Sprout Social, Class A (1) 7,900 174
Synopsys (1) 8,734 3,746
Tyler Technologies (1) 2,002 1,164
UiPath, Class A (1) 29,797 307
Unity Software (1) 22,207 435
Upland Software (1) 23,900 68
Workday, Class A (1) 11,559 2,699
Workiva (1) 4,500 342
Zoom Communications (1) 11,198 826
Zscaler (1) 7,178 1,424
258,846
Technology Hardware, Storage & Peripherals  6.4%
Apple  755,000 167,708
Dell Technologies, Class C  14,619 1,333
Hewlett Packard Enterprise  55,481 856
HP  39,222 1,086
NetApp  8,542 750
Pure Storage, Class A (1) 20,176 893
Sandisk (1) 8,736 416
Seagate Technology Holdings  9,209 782
Super Micro Computer (1)(3) 9,790 335
Turtle Beach (1) 14,800 211
Western Digital (1) 24,078 974
175,344
Total Information Technology 758,155
MATERIALS  2.3%
Chemicals  1.3%
Air Products & Chemicals  9,793 2,888

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Axalta Coating Systems (1) 11,200 371
Cabot  5,120 426
Celanese  3,941 224
CF Industries Holdings  12,240 957
Chemours  11,980 162
Corteva  34,735 2,186
Dow  30,260 1,057
DuPont de Nemours  26,621 1,988
Eastman Chemical  3,840 338
Ecolab  11,011 2,792
FMC  12,579 531
HB Fuller  4,200 236
Huntsman  20,279 320
Ingevity (1) 5,412 214
International Flavors & Fragrances  11,175 867
Kronos Worldwide  12,600 94
Linde  24,855 11,573
LyondellBasell Industries, Class A  8,582 604
Minerals Technologies  7,500 477
Mosaic  33,514 905
PPG Industries  8,557 936
Quaker Chemical  2,300 284
RPM International  11,044 1,278
Scotts Miracle-Gro  6,877 377
Sherwin-Williams  12,770 4,459
36,544
Construction Materials  0.2%
CRH  28,653 2,521
Eagle Materials  1,240 275
Martin Marietta Materials  3,079 1,472
Vulcan Materials  5,166 1,205
5,473
Containers & Packaging  0.3%
Amcor  96,978 941
Avery Dennison  2,900 516
Ball  18,000 937
Berry Global Group  1,400 98
Crown Holdings  4,496 401
International Paper  21,444 1,144
Myers Industries  23,260 278
O-I Glass (1) 11,987 137
Packaging Corp. of America  7,567 1,498

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sealed Air  10,577 306
Smurfit WestRock  22,412 1,010
7,266
Metals & Mining  0.5%
Carpenter Technology  2,459 446
Cleveland-Cliffs (1) 34,600 284
Coeur Mining (1) 66,790 395
Commercial Metals  10,600 488
Compass Minerals International  7,000 65
Freeport-McMoRan  72,530 2,746
Hecla Mining  87,800 488
McEwen Mining (1) 17,900 135
Metallus (1) 18,100 242
Newmont  43,754 2,112
Nucor  11,222 1,351
Reliance  4,388 1,267
Royal Gold  2,700 442
Steel Dynamics  10,740 1,343
United States Steel  14,716 622
Warrior Met Coal  7,381 352
12,778
Paper & Forest Products  0.0%
Clearwater Paper (1) 3,264 83
Louisiana-Pacific  8,100 745
828
Total Materials 62,889
REAL ESTATE  2.8%
Diversified Real Estate Investment Trusts  0.0%
One Liberty Properties, REIT  6,399 168
WP Carey, REIT  7,502 474
642
Health Care Real Estate Investment Trusts  0.3%
Alexandria Real Estate Equities, REIT  7,903 731
Healthpeak Properties, REIT  22,595 457
Universal Health Realty Income Trust, REIT  11,100 455
Ventas, REIT  26,768 1,840
Welltower, REIT  33,292 5,101
8,584
Hotel & Resort Real Estate Investment Trusts  0.1%
Apple Hospitality REIT, REIT  15,007 194
Chatham Lodging Trust, REIT  42,600 304

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Host Hotels & Resorts, REIT  40,980 582
Ryman Hospitality Properties, REIT  4,430 405
1,485
Industrial Real Estate Investment Trusts  0.3%
EastGroup Properties, REIT  2,637 465
First Industrial Realty Trust, REIT  11,010 594
Innovative Industrial Properties, REIT  2,700 146
Lineage, REIT  5,841 342
Prologis, REIT  44,581 4,984
Rexford Industrial Realty, REIT  19,249 754
Terreno Realty, REIT  9,634 609
7,894
Office Real Estate Investment Trusts  0.1%
BXP, REIT  4,970 334
Cousins Properties, REIT  5,931 175
Douglas Emmett, REIT  12,900 206
Highwoods Properties, REIT  9,024 267
JBG SMITH Properties, REIT (3) 13,975 225
Kilroy Realty, REIT  12,105 397
NET Lease Office Properties, REIT (1) 5,980 188
SL Green Realty, REIT  8,765 506
Vornado Realty Trust, REIT  12,554 464
2,762
Real Estate Management & Development  0.2%
CBRE Group, Class A (1) 12,880 1,684
CoStar Group (1) 20,094 1,592
Douglas Elliman (1) 43,708 75
eXp World Holdings (3) 14,096 138
Jones Lang LaSalle (1) 1,727 428
Newmark Group, Class A  19,318 235
Opendoor Technologies (1)(3) 87,710 90
Redfin (1) 21,700 200
RMR Group, Class A  14,531 242
Seritage Growth Properties, Class A (1)(3) 31,050 100
St. Joe  8,500 399
Zillow Group, Class A (1) 4,392 294
Zillow Group, Class C (1) 7,500 514
5,991
Residential Real Estate Investment Trusts  0.4%
American Homes 4 Rent, Class A, REIT  16,636 629
AvalonBay Communities, REIT  9,493 2,037
Camden Property Trust, REIT  2,778 340

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Elme Communities, REIT  14,002 244
Equity LifeStyle Properties, REIT  13,383 893
Equity Residential, REIT  24,632 1,763
Essex Property Trust, REIT  5,175 1,586
Invitation Homes, REIT  15,333 534
Mid-America Apartment Communities, REIT  3,543 594
Sun Communities, REIT  9,339 1,201
UDR, REIT  6,063 274
10,095
Retail Real Estate Investment Trusts  0.4%
Acadia Realty Trust, REIT  27,771 582
Agree Realty, REIT  6,060 468
Curbline Properties, REIT  10,504 254
Federal Realty Investment Trust, REIT  2,942 288
Getty Realty, REIT (3) 7,958 248
Kimco Realty, REIT  40,462 859
Kite Realty Group Trust, REIT  15,600 349
Macerich, REIT  23,200 398
NNN REIT, REIT  5,100 218
Realty Income, REIT  32,859 1,906
Regency Centers, REIT  13,803 1,018
Simon Property Group, REIT  12,945 2,150
SITE Centers, REIT  3,452 44
Urban Edge Properties, REIT  17,659 336
Whitestone REIT, REIT  28,900 421
9,539
Specialized Real Estate Investment Trusts  1.0%
American Tower, REIT  22,272 4,846
Crown Castle, REIT  18,332 1,911
CubeSmart, REIT  21,513 919
Digital Realty Trust, REIT  14,284 2,047
EPR Properties, REIT  7,971 419
Equinix, REIT  4,690 3,824
Extra Space Storage, REIT  9,802 1,456
Four Corners Property Trust, REIT  11,452 329
Gaming & Leisure Properties, REIT  8,060 410
Iron Mountain, REIT  14,836 1,276
Lamar Advertising, Class A, REIT  6,434 732
Millrose Properties, REIT (1) 6,196 164
National Storage Affiliates Trust, REIT  9,800 386
PotlatchDeltic, REIT  8,100 365
Public Storage, REIT  9,418 2,819
Rayonier, REIT  16,385 457

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Safehold, REIT  10,000 187
SBA Communications, REIT  5,600 1,232
VICI Properties, REIT  40,912 1,335
Weyerhaeuser, REIT  48,864 1,431
26,545
Total Real Estate 73,537
UTILITIES  2.5%
Electric Utilities  1.5%
Alliant Energy  6,323 407
American Electric Power  18,192 1,988
Constellation Energy  17,920 3,613
Duke Energy  31,259 3,813
Edison International  8,498 501
Entergy  25,864 2,211
Evergy  17,644 1,217
Eversource Energy  7,924 492
Exelon  61,855 2,850
FirstEnergy  33,868 1,369
Hawaiian Electric Industries (1) 17,758 194
IDACORP  6,485 754
MGE Energy  6,339 589
NextEra Energy  107,373 7,612
NRG Energy  12,239 1,168
OGE Energy  13,600 625
Otter Tail  3,399 273
PG&E  134,026 2,303
PPL  44,428 1,604
Southern  44,732 4,113
Xcel Energy  36,721 2,599
40,295
Gas Utilities  0.1%
Atmos Energy  8,683 1,342
National Fuel Gas  5,800 460
ONE Gas  6,700 507
Spire  5,613 439
UGI  12,800 423
3,171
Independent Power & Renewable Electricity
Producers  0.1%
AES  31,155 387
Vistra  18,910 2,221
2,608

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Multi-Utilities  0.7%
Ameren  17,883 1,795
Avista  11,410 478
Black Hills  7,160 434
CenterPoint Energy  14,401 522
CMS Energy  22,914 1,721
Consolidated Edison  19,908 2,202
Dominion Energy  45,990 2,579
DTE Energy  10,497 1,451
NiSource  23,460 941
Public Service Enterprise Group  24,008 1,976
Sempra  32,467 2,317
WEC Energy Group  16,815 1,832
18,248
Water Utilities  0.1%
American States Water  8,300 653
American Water Works  8,500 1,254
Cadiz (1)(3) 42,400 124
California Water Service Group  9,825 476
Essential Utilities  15,646 619
3,126
Total Utilities 67,448
Total Common Stocks (Cost $993,584) 2,709,578
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.3%
T. Rowe Price Government Reserve Fund, 4.39% (4)(5) 7,344,343 7,344
7,344
U.S. Treasury Obligations  0.0%
U.S. Treasury Bills, 4.208%, 7/10/25  (6) 610,000 603
603
Total Short-Term Investments (Cost $7,947) 7,947

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.39% (4)(5) 5,505,792 5,506
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 5,506
Total Securities Lending Collateral (Cost $5,506) 5,506
Total Investments in Securities  100.1%
(Cost $1,007,037) $ 2,723,031
Other Assets Less Liabilities (0.1)% (4,059)
Net Assets 100.0% $ 2,718,972
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this security is on loan at March 31, 2025.
(4) Seven-day yield
(5) Affiliated Companies
(6) At March 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Total Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 11 Russell 2000 E-Mini Index contracts 6/25 1,115 $ (25)
Long, 33 S&P 500 E-Mini Index contracts 6/25 9,328 (95)
Net payments (receipts) of variation margin to date 164
Variation margin receivable (payable) on open futures contracts $ 44

T. ROWE PRICE Total Equity Market Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ 79++
Totals $ —# $ — $ 79+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 20,995  ¤  ¤ $ 12,850
Total $ 12,850^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $79 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $12,850.

T. ROWE PRICE Total Equity Market Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Total Equity Market Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Total Equity Market Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE Total Equity Market Index Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,709,578 $ — $ — $ 2,709,578
Short-Term Investments 7,344 603 — 7,947
Securities Lending Collateral 5,506 — — 5,506
Total $ 2,722,428 $ 603 $ — $ 2,723,031
Liabilities
Futures Contracts* $ 120 $ — $ — $ 120
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Equity Market Index Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F123-054Q1 03/25